Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information.
Segment Information

NOTE 10 – Segment Information

The chief operating decision maker (“CODM”) is the Company’s Chief Executive Officer (CEO). Neither the CODM nor the Company’s directors receive disaggregated financial information about the locations in which research and development is occurring. Therefore, the Company considers that it has only one reporting segment.

The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2022	2021
United Kingdom	$—	$—
United States	—	—
Total	$—	$—